Other Non-Financial Liabilities - Summary of Current financial and non-financial liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information About Other Current Non Financial Liabilities [Abstract]
Liabilities due to customers	€ 15,166	€ 1,888
Loan related fee's	782	0
Liabilities for payroll, social security and payroll tax	482	435
Other	228	0
Total	€ 16,658	€ 2,323